Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2017
Registrant Name	FORUM FUNDS II
Central Index Key	0001576367
Amendment Flag	false
Document Creation Date	Jun. 23, 2017
Document Effective Date	Jul. 01, 2017
Prospectus Date	Jul. 01, 2017